Financial Instruments and Risk Management (Credit Risk - Aging of Trade Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Gross [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ 993	$ 943
Gross [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	829	785
Gross [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	114	125
Gross [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	38	23
Gross [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	12	10
Accumulated impairment [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(3)	(11)
Accumulated impairment [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	0	0
Accumulated impairment [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	0	0
Accumulated impairment [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(1)	(6)
Accumulated impairment [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ (2)	$ (5)